Exceptional items	12 Months Ended
Dec. 31, 2024
Exceptional items
Exceptional items

5.  Exceptional items

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Start-up related and other costs	24	36	67
Impairment (reversal)/charge - property, plant and equipment	(4)	18	—
Restructuring (credit)/charge	(4)	38	—
Exceptional items – cost of sales	16	92	67
Transaction-related and other costs	5	14	23
Exceptional items – SG&A expenses	5	14	23
Exceptional finance income	(13)	(58)	(218)
Exceptional items – finance income	(13)	(58)	(218)
Exceptional income tax charge/(credit) (note 7)	8	(14)	(17)
Total exceptional items, net of tax	16	34	(145)

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2024

A net charge of $16 million has been recognized as exceptional items for the year ended December 31, 2024, primarily comprising:

●	$24 million start-up related and other costs in the Americas ($15 million) and in Europe ($9 million), primarily relating to the Group’s investment programs.
●	A $4 million credit relating to property, plant and equipment in Whitehouse, Ohio, which was disposed of or re-distributed for use elsewhere in the Americas operating network during the year resulting in a part-reversal of the impairment charge previously recognized in respect of the plant closure completed in February 2024.
●	A $4 million credit primarily relating to restructuring costs provided for in the prior year for the closure of the Whitehouse facility has also been recognized, in respect of costs no longer expected to be incurred.
●	$5 million transaction-related and other costs, primarily comprised of professional advisory fees and restructuring and other costs relating to transformation initiatives.
●	$13 million exceptional finance income primarily relates to a gain on movements in the fair market values of the Earnout Shares, Private and Public Warrants.
●	Tax charges of $8 million have been incurred relating to the above exceptional items.

2023

A net charge of $34 million has been recognized as exceptional items for the year ended December 31, 2023, primarily comprising:

●	$36 million start-up related and other costs in the Americas ($20 million) and in Europe ($16 million), primarily relating to the Group’s investment programs.
●	$18 million relating to impairment of property, plant and equipment in Europe ($9 million) following the decision to close the remaining steel lines in the Weissenthurm production facility in Germany, completing the conversion to an aluminum only facility, and the Americas ($9 million) in respect of the closure of the Whitehouse, Ohio production facility which was completed in February 2024.
●	$38 million restructuring costs in the Americas ($20 million) and Europe ($18 million), primarily related to the Whitehouse facility and Weissenthurm steel line closures.
●	$14 million transaction-related and other costs, comprised of a $6 million legal settlement in respect of a contract manufacturing agreement arising from Ardagh Group’s acquisition of the beverage can business and $8 million of professional advisory fees and other costs primarily in relation to transformation initiatives.
●	$58 million net exceptional finance income primarily relates to a gain on movements in the fair market values on the Earnout Shares, Private and Public Warrants.
●	Tax credits of $14 million have been incurred relating to the above exceptional items.

2022

A net credit of $145 million has been recognized as exceptional items for the year ended December 31, 2022, primarily comprising:

●	$67 million start-up related and other costs in the Americas ($40 million) and in Europe ($27 million), primarily relating to the Group’s investment programs.
●	$23 million transaction-related and other costs, primarily comprised of $14 million of professional advisory fees and other costs in relation to transformation initiatives, and $9 million of foreign currency translation losses relating to the exceptional cost of hedging activities in the Americas.
●	$218 million net exceptional finance income primarily relates to a gain on movements in the fair market values of $242 million on the Earnout Shares, Private and Public Warrants, partly offset by a foreign currency loss of $22 million thereon.
●	Tax credits of $17 million have been incurred relating to the above exceptional items.